Guarantor Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 18,735	$ 23,248	$ 18,489	$ 14,928
Accounts receivable, net	164,929	165,963
Other current assets	29,008	27,822
Total current assets	212,672	217,033
Equipment and fixtures, net and other asset	112,267	106,243
Goodwill and intangible assets, net	279,089	293,420
Total assets	604,028	616,696
Liabilities and Stockholders' Equity
Current liabilities	116,185	120,594
Long-term liabilities	277,947	282,658
Total shareholders' equity (deficit)	209,896	213,444	259,718	303,411
Total liabilities and stockholders' equity	604,028	616,696
Parent
Assets
Cash and cash equivalents	6	6	6	126
Intercompany receivable	32,391	22,788
Other current assets	3,587	2,614
Total current assets	35,984	25,408
Equipment and fixtures, net and other asset	2,254	4,107
Investment in subsidiaries	450,176	431,363
Total assets	488,414	460,878
Liabilities and Stockholders' Equity
Current liabilities	5,948	6,025
Intercompany payable	41,786	2,397
Long-term liabilities	230,784	239,012
Total shareholders' equity (deficit)	209,896	213,444
Total liabilities and stockholders' equity	488,414	460,878
Guarantor subsidiaries
Assets
Cash and cash equivalents	9,976	11,143	2,431	3,195
Accounts receivable, net	146,078	141,579
Intercompany receivable	125,083	94,203
Other current assets	14,878	17,510
Total current assets	296,015	264,435
Equipment and fixtures, net and other asset	48,018	51,356
Investment in subsidiaries	74,784	74,284
Goodwill and intangible assets, net	169,792	181,750
Total assets	588,609	571,825
Liabilities and Stockholders' Equity
Current liabilities	43,510	51,092
Intercompany payable	128,645	111,763
Long-term liabilities	31,915	33,757
Total shareholders' equity (deficit)	384,539	375,213
Total liabilities and stockholders' equity	588,609	571,825
Non-Guarantor subsidiaries
Assets
Cash and cash equivalents	8,753	12,099	16,052	11,607
Accounts receivable, net	18,851	24,384
Intercompany receivable	96,405	89,121
Other current assets	10,543	7,698
Total current assets	134,552	133,302
Equipment and fixtures, net and other asset	61,995	50,780
Investment in subsidiaries	16	17
Goodwill and intangible assets, net	109,297	111,670
Total assets	305,860	295,769
Liabilities and Stockholders' Equity
Current liabilities	66,727	63,477
Intercompany payable	83,448	91,952
Long-term liabilities	15,248	9,889
Total shareholders' equity (deficit)	140,437	130,451
Total liabilities and stockholders' equity	305,860	295,769
Elimination
Assets
Intercompany receivable	(253,879)	(206,112)
Total current assets	(253,879)	(206,112)
Investment in subsidiaries	(524,976)	(505,664)
Total assets	(778,855)	(711,776)
Liabilities and Stockholders' Equity
Intercompany payable	(253,879)	(206,112)
Total shareholders' equity (deficit)	(524,976)	(505,664)
Total liabilities and stockholders' equity	$ (778,855)	$ (711,776)